SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Reconciliation of Assets	The following table presents a summary of identifiable assets as of September 30, 2021 and June 30, 2021.	The following table presents a summary of identifiable assets as of June 30, 2021 and June 30, 2020:
SEGMENT REPORTING
	September 30,	June 30,
	2021	2021
Identifiable assets:
Corporate headquarters - including Marygold	$3,033,606	$3,513,008
U.S.A. : investment fund management - related party	18,669,464	17,467,044
U.S.A. : beauty products	4,186,931	4,024,803
New Zealand: food industry	3,628,352	3,831,539
Canada: security systems	2,639,006	2,671,286
Consolidated total	$32,157,359	$31,507,680

	As of June 30, 2021	As of June 30, 2020

Identifiable assets:
Corporate headquarters - including Marygold	$3,513,008	$2,891,284
U.S.A. : investment fund management	17,467,044	12,834,581
U.S.A. : beauty products	4,024,803	3,611,471
New Zealand: food industry	3,831,539	2,606,256
Canada: security systems	2,671,286	2,347,327
Consolidated	$31,507,680	$24,290,919

Schedule of Reconciliation of Revenue	The following table presents a summary of operating information for the three months ended September 30:	The following table presents a summary of operating information for the years ended June 30, 2021 and June 30, 2020:
SEGMENT REPORTING (Details 2)
	Three Months Ended	Three Months Ended
	September 30, 2021	September 30, 2020
Revenues from external customers:
U.S.A. : investment fund management - related party	$5,657,027	$7,036,301
U.S.A. : beauty products	1,021,071	972,744
New Zealand : food industry	2,361,793	2,057,369
Canada : security systems	690,856	678,643
Consolidated total	$9,730,747	$10,745,057

	Year Ended June 30, 2021	Year Ended June 30, 2020
Revenues:
U.S.A. : investment fund management - related party	$25,169,182	$15,459,061
U.S.A. : beauty products	3,756,512	3,883,953
New Zealand : food industry	8,263,267	4,745,821
Canada : security systems	2,715,487	2,660,153
Consolidated	$39,904,448	$26,748,988

Schedule of Reconciliation of Net Income (Loss)
SEGMENT REPORTING (Details 3)

Net (loss) income:
U.S.A. : investment fund management - related party	$(367,906)	$3,228,995
U.S.A. : beauty products	4,522	65,272
New Zealand : food industry	153,204	92,298
Canada : security systems	78,406	167,084
Corporate headquarters - including Marygold	(1,749,219)	(1,334,215)
Consolidated total	$(1,880,993)	$2,219,434

Net income (loss):
U.S.A. : investment fund management - related party	$9,983,156	$2,850,451
U.S.A. : beauty products	(191,857)	215,620
New Zealand : food industry	469,028	326,448
Canada : security systems	284,151	294,295
Corporate headquarters - including Marygold	(4,695,035)	(1,913,413)
Consolidated	$5,849,443	$1,773,401

Schedule of Reconciliation of Capital Expenditures	The following table presents a summary of net capital expenditures for the three month periods ended September 30:	The following table presents a summary of capital expenditures for the year ended June 30:
SEGMENT REPORTING (Details 4)
	Three Months Ended	Three Months Ended
	September 30, 2021	September 30, 2020
Capital expenditures:
U.S.A. : investment fund management	$—	$—
U.S.A. : beauty products	520	827
New Zealand: food industry (1)	3,040	413,162
Canada: security systems		(7,304)
U.S.A. : corporate headquarters - including Marygold	—	653
Consolidated	$3,560	$407,338

	2021	2020
Capital expenditures:
U.S.A.: investment fund management	$—	$—
U.S.A. : beauty products	41,974	6,242
New Zealand: food industry (1)	436,775	133,975
Canada: security systems	—	416,271
U.S.A. : corporate headquarters - including Marygold	653	2,786
Consolidated	$479,402	$559,274

Schedule of Reconciliation of Property Plant and Equipment	The following table represents the property, plant and equipment in use at each of the Company’s locations as of September 30, 2021 and June 30, 2021:	The following table represents property, plant and equipment in use at each of the Company’s locations as of June 30:
SEGMENT REPORTING (Details 5)
	As of September 30, 2021	As of June 30, 2021

Asset Location
U.S.A. : investment fund management	$—	$—
U.S.A. : beauty products	59,481	58,961
New Zealand: food industry	2,286,231	2,345,569
Canada: security systems	971,716	998,612
U.S.A. : corporate headquarters - including Marygold	17,744	17,744
Total All Locations	3,335,172	3,420,886
Less accumulated depreciation	(1,863,570)	(1,847,441)
Net property, plant and equipment	$1,471,602	$1,573,445

	2021	2020
Asset location:
U.S.A.: investment fund management	$—	$—
U.S.A. : beauty products	58,961	16,987
New Zealand: food industry	2,345,569	1,721,195
Canada: security systems	998,612	929,712
U.S.A. : corporate headquarters - including Marygold	17,744	17,091
Total all locations	3,420,886	2,684,985
Less accumulated depreciation	(1,847,441)	(1,487,793)
Net property, plant and equipment	$1,573,445	$1,197,192